Insurance Proceeds	6 Months Ended
Jun. 30, 2018
Unusual or Infrequent Items, or Both [Abstract]
Insurance Proceeds

4) Insurance Proceeds

Raquel Knutsen

In February 2017, the Raquel Knutsen damaged its propeller hub. As a result, the Vessel was off-hire from February 22, 2017 to May 15, 2017 for repairs. Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. For the three and six months ended June 30, 2017, the Partnership received payments for loss of hire insurance of $2.15 million and $2.9 million, respectively, which was recorded as a component of total revenues since day rates are recovered under terms of the policy.

In addition, for the three and six months ended June 30, 2017, the Partnership recorded $2.17 million and $3.89 million, respectively, for recoveries up to the amount of loss under hull and machinery insurance for the repairs as a result of the propeller hub damage to the Raquel Knutsen. For the three and six months ended June 30, 2017, $0.1 million is classified under vessel operating expense along with the cost of the repairs.

Carmen Knutsen

During the fourth quarter of 2017, the Carmen Knutsen undertook her 5-year special drydocking survey. During dismantling for overhaul, a technical default with her controllable pitch propeller was found. As a result, the vessel went to a different yard to complete the repair. Repairs were completed and the Carmen Knutsen was back on hire on January 1, 2018. The additional off-hire and technical costs are subject to an insurance claim. Under its loss of hire insurance policies, the Partnership’s insurer is expected to pay the hire rate agreed in respect of the Carmen Knutsen for each day in excess of 14 deductible days while the vessel was off-hire as a result of the repairs of the controllable pitch propeller. For the three and six months ended June 30, 2018, the Partnership received payments for loss of hire insurance of $2.2 million, which is recorded as a component of total revenues since day rates are recovered under terms of the policy.

In addition, for the three and six months ended June 30, 2018, the Partnership received payments for loss under its hull and machinery insurance of $1.5 million.